Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Timothy Plan
Entity Central Index Key	0000916490
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000206641
Shareholder Report [Line Items]
Fund Name	Timothy Plan US Large/Mid Cap Core ETF
Trading Symbol	TPLC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan US Large/Mid Cap Core ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 305,431,202
Holdings Count | Holding	281
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$305,431,202
Number of Portfolio Holdings	281
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	4.7%
Materials	6.9%
Energy	7.0%
Consumer Discretionary	7.1%
Utilities	8.9%
Health Care	10.9%
Financials	14.0%
Information Technology	15.7%
Industrials	23.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Linde PLC	0.7%
Evergy, Inc.	0.6%
Intercontinental Exchange, Inc.	0.6%
Atmos Energy Corp.	0.6%
Seagate Technology Holdings PLC	0.6%
CME Group, Inc.	0.6%
NiSource, Inc.	0.6%
DTE Energy Co.	0.6%
Nasdaq, Inc.	0.5%
CMS Energy Corp.	0.5%

Updated Prospectus Web Address	Prospectus
C000206644
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Dividend Stock ETF
Trading Symbol	TPHD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan High Dividend Stock ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan High Dividend Stock ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 300,827,093
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$300,827,093
Number of Portfolio Holdings	101
Portfolio Turnover Rate	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	1.2%
Consumer Discretionary	5.0%
Consumer Staples	6.7%
Information Technology	9.0%
Materials	11.3%
Financials	13.8%
Energy	14.1%
Industrials	17.1%
Utilities	21.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Evergy, Inc.	1.6%
Atmos Energy Corp.	1.5%
Seagate Technology Holdings PLC	1.5%
CME Group, Inc.	1.4%
NiSource, Inc.	1.4%
DTE Energy Co.	1.4%
CMS Energy Corp.	1.4%
Illinois Tool Works, Inc.	1.3%
WEC Energy Group, Inc.	1.3%
Alliant Energy Corp.	1.3%

Updated Prospectus Web Address	Prospectus
C000206642
Shareholder Report [Line Items]
Fund Name	Timothy Plan US Small Cap Core ETF
Trading Symbol	TPSC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan US Small Cap Core ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan US Small Cap Core ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 207,270,319
Holdings Count | Holding	448
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$207,270,319
Number of Portfolio Holdings	448
Portfolio Turnover Rate	23%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.8%
Communication Services	2.0%
Energy	4.7%
Consumer Staples	5.1%
Materials	5.5%
Health Care	6.0%
Utilities	6.4%
Information Technology	10.1%
Consumer Discretionary	12.3%
Industrials	21.1%
FinancialsFootnote Reference**	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Madison Square Garden Sports Corp.	0.4%
Federated Hermes, Inc.	0.4%
IDACORP, Inc.	0.4%
Sensient Technologies Corp.	0.4%
Portland General Electric Co.	0.4%
TXNM Energy, Inc.	0.4%
TTM Technologies, Inc.	0.4%
Black Hills Corp.	0.4%
NMI Holdings, Inc.	0.4%
Silgan Holdings, Inc.	0.4%

Updated Prospectus Web Address	Prospectus
C000206643
Shareholder Report [Line Items]
Fund Name	Timothy Plan International ETF
Trading Symbol	TPIF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan International ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan International ETF	$34	0.62%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%
AssetsNet	$ 148,174,594
Holdings Count | Holding	355
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$148,174,594
Number of Portfolio Holdings	355
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
0.4%
Real Estate	2.2%
Communication Services	2.8%
Consumer Staples	4.2%
Energy	6.4%
Consumer Discretionary	6.5%
Health Care	6.6%
Information Technology	6.8%
Utilities	8.3%
Materials	8.5%
Industrials	20.8%
FinancialsFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Swisscom AG, Registered Shares	0.5%
Swiss Life Holding AG, Registered	0.5%
The Bank of Nova Scotia	0.5%
Engie SA	0.5%
CLP Holdings Ltd.	0.5%
National Bank of Canada	0.5%
Hydro One Ltd.	0.5%
Terna - Rete Elettrica Nazionale	0.5%
Fortis, Inc.	0.5%
NN Group NV	0.5%

Updated Prospectus Web Address	Prospectus
C000228884
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Dividend Stock Enhanced ETF
Trading Symbol	TPHE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan High Dividend Stock Enhanced ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan High Dividend Stock Enhanced ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 25,161,010
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$25,161,010
Number of Portfolio Holdings	101
Portfolio Turnover Rate	64%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	1.2%
Consumer Discretionary	5.1%
Consumer Staples	6.7%
Information Technology	8.9%
Materials	11.2%
Financials	13.7%
Energy	14.1%
Industrials	17.1%
Utilities	21.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Evergy, Inc.	1.6%
Atmos Energy Corp.	1.5%
Seagate Technology Holdings PLC	1.5%
CME Group, Inc.	1.4%
NiSource, Inc.	1.4%
DTE Energy Co.	1.4%
CMS Energy Corp.	1.4%
Illinois Tool Works, Inc.	1.3%
WEC Energy Group, Inc.	1.3%
Alliant Energy Corp.	1.3%

Updated Prospectus Web Address	Prospectus
C000228883
Shareholder Report [Line Items]
Fund Name	Timothy Plan US Large/Mid Cap Core Enhanced ETF
Trading Symbol	TPLE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core Enhanced ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan US Large/Mid Cap Core Enhanced ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 17,400,368
Holdings Count | Holding	281
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$17,400,368
Number of Portfolio Holdings	281
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	4.7%
Materials	6.9%
Consumer Discretionary	7.0%
Energy	7.0%
Utilities	8.9%
Health Care	11.0%
Financials	13.9%
Information Technology	15.7%
Industrials	23.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Linde PLC	0.7%
Evergy, Inc.	0.6%
Intercontinental Exchange, Inc.	0.6%
Atmos Energy Corp.	0.6%
Seagate Technology Holdings PLC	0.6%
CME Group, Inc.	0.6%
NiSource, Inc.	0.6%
DTE Energy Co.	0.5%
Nasdaq, Inc.	0.5%
CMS Energy Corp.	0.5%

Updated Prospectus Web Address	Prospectus
C000240441
Shareholder Report [Line Items]
Fund Name	Timothy Plan Market Neutral ETF
Trading Symbol	TPMN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan Market Neutral ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526 or visiting timothyplan.com/contact-us.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENTFootnote Reference*
Timothy Plan Market Neutral ETF	$33	0.65%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 30,695,509
Holdings Count | Holding	299
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$30,695,509
Number of Portfolio Holdings	299
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	1.1%
Communication Services	3.1%
Consumer Staples	5.9%
Consumer Discretionary	7.7%
Materials	8.2%
Industrials	8.2%
Energy	15.5%
Utilities	19.3%
Financials	21.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

ACS Actividades de Construccion y Servicios SA	0.9%
Intesa Sanpaolo SpA	0.8%
Enel SpA	0.8%
Telenor ASA	0.8%
Tele2 AB, Class B Shares	0.8%
TXNM Energy, Inc.	0.7%
Bouygues SA	0.7%
Emera, Inc.	0.7%
Keyera Corp.	0.7%
Power Corp. of Canada	0.7%

Updated Prospectus Web Address	Prospectus